Commitments and Contingency	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Commitments and Contingency [Abstract]
Commitments and Contingency
19.	Commitments and Contingency

Operating Leases

The Company leases office space in Rogers, Arkansas; Jersey City, New Jersey; and Boise, Idaho. The Rogers office is leased for a term of five years, effective January 1, 2012. The Company’s Boise office space is subject to a 38-month lease that commenced on May 1, 2014. The Jersey City office lease, amended on November 6, 2014, expires on November 30, 2018 and the Company has the option to extend the term for an additional five years. In addition to paying rent, the Company is also required to pay its pro rata share of the property’s operating expenses. Rent expense for the three months ended March 31, 2015 and 2014 was $90,229 and $56,387, respectively. Rent expense for the six months ended March 31, 2015 and 2014 was $146,845 and $112,582, respectively. Minimum future rental payments under non-cancellable operating leases with terms in excess of one year as of March 31, 2015 for the next five years and in the aggregate are:

2016	$326,903
2017	316,604
2018	263,295
2019	171,072
2020	-
$1,077,874

Employment Agreement

Pursuant to the Company’s employment agreement with its Chief Financial Officer dated October 18, 2013; the Company pays the Chief Financial Officer an annual salary of $200,000. The employment agreement also calls for successive one-year renewals unless either party elects against renewal. The Chief Financial Officer can also receive discretionary cash bonuses. Pursuant to the employment agreement, the Chief Financial Officer received a grant of 25,000 shares of Company common stock under our 2009 Employee and Consultant Stock Plan, with restrictions that expired 180 days after the Chief Financial Officer remained employed with the Company. The Chief Financial Officer also received stock options under the Company’s 2010 Stock Option Plan to purchase 750,000 shares of Company common stock at a strike price of $0.62, expiring on November 1, 2018. The stock options vest annually in equal installments of 250,000 over a three-year period commencing on November 1, 2014.

16. Commitments and Contingency

Operating Leases

The Company leases office space in Encinitas, California; Rogers, Arkansas; Jersey City, New Jersey; and Boise, Idaho. The Encinitas office is leased for a term that expired on June 30, 2014. The Rogers office is leased for a term of five years, effective January 1, 2012. The Company’s month-to-month Boise office space lease was terminated effective April 30, 2014, and a new 38-month Boise office space lease was signed in April 2014 effective on May 1, 2014.  The Jersey City office lease expires on June 30, 2016 and the Company has the option to extend the term for an additional five years. In addition to paying rent, the Company is also required to pay its pro rata share of the property’s operating expenses.  Rent expense for the year ended September 30, 2014 and 2013 was $216,811 and $217,817, respectively. Minimum future rental payments under non-cancellable operating leases with terms in excess of one year as of September 30, 2014 for the next five years and in the aggregate are:

2015	$192,983
2016	163,064
2017	31,215
2018	-
2019	-
$387,262

Employment Agreements

The Company entered into a Separation and General Release Agreement (the “Separation Agreement”) with James Orsini, its former Chief Executive Officer, which confirms his removal from all positions held with the Company, including its subsidiaries, divisions, affiliates, partnerships, joint ventures and related business entities, effective September 19, 2014. Pursuant to the terms of the Separation Agreement and in accordance with the terms of his employment agreement, the Company will pay to Mr. Orsini, one year of his base salary, accrued but unused vacation time and will provide continued medical coverage for a period of one year. In addition, the Company will reimburse Mr. Orsini for $10,000 for his attorneys’ fees in connection with his Separation Agreement. In exchange for these payments, and other provisions, Mr. Orsini agreed to a general release in favor of the Company. The Separation Agreement became effective September 19, 2014.

Effective November 1, 2013, Kurt Streams serves as our Chief Financial Officer. Pursuant to our employment agreement with Mr. Streams dated October 18, 2013; we will pay Mr. Streams an annual salary of $200,000. Our agreement with Mr. Streams also calls for successive one-year renewals unless either party elects against renewal. Mr. Streams can also receive discretionary cash bonuses. We also agreed to grant Mr. Streams 25,000 shares of our common stock under our 2009 Employee and Consultant Stock Plan, subject to the following restriction: all of such shares shall be forfeited to us if Mr. Streams’ employment with us ceases for any reason; provided, that such restriction and risk of forfeiture shall cliff-lapse on the 180th day after his start date at the Company. We also agreed to grant Mr. Streams stock options under our 2010 Stock Option Plan to purchase 750,000 shares of our common stock at a strike price equal to the closing price of the Company’s stock on October 31, 2013 of $0.62, with the scheduled expiration date of the stock options to be November 1, 2018. The stock options shall vest annually in equal installments of 250,000 over a three year period commencing on November 1, 2014.  As contemplated by our agreement with Mr. Streams, we awarded such shares and granted such stock options to Mr. Streams with an effective date of November 1, 2013.

Litigation

On December 16, 2013, the Company was named as the Nominal Defendant in the action titled: Amanda McVety v. Anthony Macaluso et al., 13 Civ. 8877 (AKH), which was filed in the United States District Court for the Southern District of New York.   The Plaintiff, derivatively on behalf of the Company, seeks to disgorge approximately $ 1.7 million in equity securities trading profits purportedly realized by Defendant, Anthony Macaluso, the Company’s former CEO, in violation of Section 16(B) of the Securities Exchange Act of 1934.   If Plaintiff is successful, the Company could be awarded as much as $1.7 million less Plaintiff’s attorneys’ fees.   The Company filed its Answer in response to Plaintiff’s Complaint on April 4, 2014. Defendant Macaluso filed his answer in response to Plaintiff’s Complaint on May 30, 2014. On July 24, 2014, Plaintiff filed an Agreed Order of Dismissal Without Prejudice to be “So Ordered” by the Court.